Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Summary of available-for-sale marketable securities
	December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$5,190	$41	$-	$5,231
Government debentures	295	11	-	306
	5,485	52	-	5,537

Matures after one year through three years:
Corporate debentures	56,514	-	(65)	56,449
Government debentures	12,403	-	(17)	12,386
	68,917	-	(82)	68,835

Total	$74,402	$52	$(82)	$74,372

	December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$16,526	$2	$(28)	$16,500

Matures after one year through three years:
Corporate debentures	21,798	5	(79)	21,724

Total	$38,324	$7	$(107)	$38,224

Summary of fair value measurement
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$74,372	$-	$74,372
Foreign currency derivative contracts	-	45	-	45

Total financial assets	$-	$74,417	$-	$74,417

Liabilities:
Payment obligation related to acquisition	$-	$-	$334	$334

Total liabilities	$-	$-	$334	$334

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$38,224	$-	$38,224
Foreign currency derivative contracts	-	3	-	3

Total financial assets	$-	$38,227	$-	$38,227

Liabilities:
Payment obligation related to acquisition	$-	$-	$1,070	$1,070

Total liabilities	$-	$-	$1,070	$1,070

Schedule of fair value measurements within level 3
Total fair value as of January 1, 2017	$1,070
Settlement of payment obligation *)	(900)
Accretion of payment obligation	164

Total fair value as of December 31, 2017	$334

*)	$900 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2017.